Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 57,218	¥ 417,651	¥ 640,209	¥ 1,154,114
Operating cost and expenses:
Cost of revenues	(28,949)	(211,311)	(332,774)	(651,578)
Fulfilment	(10,429)	(76,126)	(107,472)	(160,680)
Sales and marketing	(13,284)	(96,965)	(121,039)	(214,783)
Technology and content	(6,251)	(45,627)	(53,490)	(81,382)
General and administrative	(17,873)	(130,462)	(120,951)	(145,857)
Total operating cost and expenses	(76,786)	(560,491)	(735,726)	(1,254,280)
Other operating income	896	6,544	14,898	21,599
Loss from operations	(18,672)	(136,296)	(80,619)	(78,567)
Financial (expense)/income, net	2,375	17,333	(60,226)	(14,356)
Foreign exchange (loss)/gain, net	291	2,127	(6,743)	(15,697)
Other non-operating income/(loss), net	108	785	(2,405)	2,072
Loss before income tax expense, and equity in loss of affiliates, net of tax	(15,898)	(116,051)	(149,993)	(106,548)
Income tax expense	(275)	(2,009)	(7,851)	(24,791)
Equity in loss of affiliates, net of tax	(693)	(5,061)	(7,276)	(7,051)
Net loss	(16,866)	(123,121)	(165,120)	(138,390)
Less: net (loss)/income attributable to non- controlling interests shareholders	(2)	(11)	9	(217)
Net loss attributable to YUNJI INC.	(16,864)	(123,110)	(165,129)	(138,173)
Net loss	(16,866)	(123,121)	(165,120)	(138,390)
Other comprehensive income
Foreign currency translation adjustment	1,076	7,854	22,178	78,777
Total comprehensive loss	(15,790)	(115,267)	(142,942)	(59,613)
Less: total comprehensive (loss)/income attributable to non-controlling interests shareholders	(2)	(11)	9	(217)
Total comprehensive loss attributable to YUNJI INC.	(15,788)	(115,256)	(142,951)	(59,396)
Net loss attributable to ordinary shareholders	$ (16,864)	¥ (123,110)	¥ (165,129)	¥ (138,173)
Weighted average number of ordinary shares used in computing net loss per share
- Basic	1,967,498,669	1,967,498,669	1,971,108,505	2,088,319,721
- Diluted	1,967,498,669	1,967,498,669	1,971,108,505	2,088,319,721
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	$ (0.01)	¥ (0.06)	¥ (0.08)	¥ (0.07)
- Diluted | (per share)	$ (0.01)	¥ (0.06)	¥ (0.08)	¥ (0.07)
Sales of Merchandise [Member]
Revenues:
Total revenues	$ 45,283	¥ 330,535	¥ 500,651	¥ 965,796
Market Place Revenue [Member]
Revenues:
Total revenues	10,887	79,466	130,188	170,561
Other Revenue [Member]
Revenues:
Total revenues	$ 1,048	¥ 7,650	¥ 9,370	¥ 17,757